Note 10 - Financial assets and liabilities held for trading - Financial assets held for trading equity instruments by issuer (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial assets and liabilities held for trading Equity Instruments [Line Items]
Equity Instruments Held For Trading	€ 6,801	€ 4,675	€ 4,534
Issued in Euros [Member] | Credit Institutions [Member]
Financial assets and liabilities held for trading Equity Instruments [Line Items]
Equity Instruments Held For Trading	617	781	804
Issued in Euros [Member] | Other [Member]
Financial assets and liabilities held for trading Equity Instruments [Line Items]
Equity Instruments Held For Trading	603	956	1,234
Issued in Euros [Member] | Total [Member]
Financial assets and liabilities held for trading Equity Instruments [Line Items]
Equity Instruments Held For Trading	1,220	1,737	2,038
Foreign [Member] | Credit Institutions [Member]
Financial assets and liabilities held for trading Equity Instruments [Line Items]
Equity Instruments Held For Trading	345	220	255
Foreign [Member] | Other [Member]
Financial assets and liabilities held for trading Equity Instruments [Line Items]
Equity Instruments Held For Trading	5,236	2,718	2,241
Foreign [Member] | Total [Member]
Financial assets and liabilities held for trading Equity Instruments [Line Items]
Equity Instruments Held For Trading	5,581	2,938	2,497
Total [Member] | Total [Member]
Financial assets and liabilities held for trading Equity Instruments [Line Items]
Equity Instruments Held For Trading	€ 6,801	€ 4,675	€ 4,534